---------------------------
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                                                     ---------------------------
                                                     OMB Number: 3235-0578

                                                     Expires: February 28, 2006

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                                                     hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21531
                                   ----------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103       Richmond, Virginia             23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ----------------------

Date of fiscal year end:        June 30, 2006
                          -----------------------------

Date of reporting period:       September 30, 2005
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 83.5%                                    VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY - 11.0%
      9,200  24/7 Real Media, Inc. (a)                             $    64,768
      4,100  Accuride Corp. (a) (b)                                     56,621
      1,500  Adesa, Inc. (b)                                            33,150
      2,500  Bon-Ton Stores, Inc.                                       48,550
      1,400  Borders Group, Inc. (b)                                    31,038
      1,000  Brink's Co. (The) (b)                                      41,060
      2,000  Citi Trends, Inc. (a) (b)                                  43,660
        134  CSS Industries, Inc. (b)                                    4,358
      3,000  Department 56, Inc. (a) (b)                                37,500
      1,400  First Cash Financial Services, Inc. (a) (b)                36,848
      4,500  Kforce, Inc. (a)                                           46,350
      3,000  Knoll, Inc. (b)                                            55,050
      2,700  MTR Gaming Group, Inc. (a) (b)                             21,627
      2,500  Outdoor Channel Holdings, Inc. (a) (b)                     36,900
        900  Rocky Shoes & Boots, Inc. (a) (b)                          25,740
      2,000  Shoe Carnival, Inc. (a) (b)                                31,820
      2,600  Spectrum Brands, Inc. (a)                                  61,230
      3,800  Sunterra Corp. (a)                                         49,894
      1,900  TBC Corp. (a)                                              65,531
      1,600  TRW Automotive Holdings Corp. (a) (b)                      46,944
      1,100  United Stationers, Inc. (a)                                52,646
      1,400  Wiley (John) & Sons, Inc. - Class A (b)                    58,436
      1,300  Zumiez, Inc. (a) (b)                                       42,419
                                                                   -----------
                                                                       992,140
                                                                   -----------
             CONSUMER STAPLES - 1.9.%
        500  Alico, Inc. (b)                                            25,650
      1,800  Conn's, Inc. (a)                                           49,896
      1,900  Domino's Pizza, Inc. (b)                                   44,308
      1,700  Performance Food Group Co. (a)                             53,652
                                                                   -----------
                                                                       173,506
                                                                   -----------
             ENERGY - 9.1%
      5,300  American Oil & Gas, Inc. (a)                               38,160
      2,300  Arena Resources, Inc. (a)                                  56,810
      3,300  Bois d'Arc Energy, Inc. (a) (b)                            56,793
      2,600  Delta Petroleum Corp. (a)                                  54,080
      1,400  Dril-Quip, Inc. (a) (b)                                    67,200
      1,800  Grant Prideco, Inc. (a)                                    73,170
        500  Houston Exploration Co. (The) (a) (b)                      33,625
        800  Lone Star Technologies, Inc. (a)                           44,472
        400  Lufkin Industries, Inc. (b)                                17,420
        800  Penn Virginia Corp.                                        46,168
        900  Penn Virginia Resource Partners, L.P.                      48,123
      2,700  RPC, Inc. (b)                                              69,552
      2,100  Southwest Gas Corp.                                        57,519

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 83.5% (Continued)                        VALUE
--------------------------------------------------------------------------------

             ENERGY - 9.1% (Continued)
      2,000  Todco - Class A (a) (b)                               $    83,420
        800  Universal Compression Holdings, Inc. (a) (b)               31,816
      1,400  W-H Energy Services, Inc. (a) (b)                          45,388
                                                                   -----------
                                                                       823,716
                                                                   -----------
             FINANCIALS - 10.4%
        100  Alleghany Corp. (a) (b)                                    30,600
      1,200  Allmerica Financial Corp. (a) (b)                          49,368
      2,000  Apollo Investment Corp. (b)                                39,600
        900  Asset Acceptance Capital Corp. (a) (b)                     26,973
      1,700  ASTA Funding, Inc.                                         51,612
      3,000  Commercial Capital Bancorp, Inc.                           51,000
        200  First Citizens BancShares, Inc.                            34,130
        300  First Regional Bancorp (a)                                 23,637
      1,800  Franklin Bank Corp. (a) (b)                                29,070
      1,700  GFI Group, Inc. (a)                                        69,989
      1,100  Global Signal, Inc. (b)                                    49,214
      4,200  Harris & Harris Group, Inc. (a)                            46,620
      5,800  Instinet Group, Inc. (a) (b)                               28,826
      1,000  International Bancshares Corp. (b)                         29,700
        600  ITLA Capital Corp. (a) (b)                                 31,494
      1,000  National Financial Partners Corp. (b)                      45,140
      1,600  optionsXpress Holdings, Inc.                               30,464
      2,400  Scottish Re Group Ltd.                                     57,216
      1,900  State Auto Financial Corp. (b)                             60,116
      2,000  Susquehanna Bancshares, Inc.                               48,080
      2,400  Universal American Financial Corp. (a) (b)                 54,576
      5,900  W Holding Company, Inc.                                    56,404
                                                                   -----------
                                                                       943,829
                                                                   -----------
             HEALTH CARE - 14.2%
      2,800  Adeza Biomedical Corp. (a) (b)                             48,748
      3,000  Alkermes, Inc. (a)                                         50,400
      1,000  American Physicians Capital, Inc. (a) (b)                  49,130
      3,000  Anadys Pharmaceuticals, Inc. (a) (b)                       32,010
      1,600  AngioDynamics, Inc. (a) (b)                                33,600
      2,000  Barrier Therapeutics, Inc. (a) (b)                         16,780
      4,500  BioCryst Pharmaceuticals, Inc. (a) (b)                     44,010
      3,400  Cholestech Corp. (a) (b)                                   34,272
      2,800  Cotherix, Inc. (a)                                         39,060
      7,100  Durect Corp. (a)                                           48,635
      6,300  Dyax Corp. (a)                                             35,217
      6,400  Exelixis, Inc. (a)                                         49,088
      5,500  Kosan Biosciences, Inc. (a) (b)                            39,985
      2,500  Medical Action Industries, Inc. (a) (b)                    42,900
      1,350  Meridian Biosciences, Inc.                                 27,945
      2,000  Molina Healthcare, Inc. (a) (b)                            49,980
      3,700  NeoPharm, Inc. (a)                                         45,880
      5,500  OraSure Technologies, Inc. (a)                             51,865
        500  Pediatrix Medical Group, Inc. (a) (b)                      38,410
      4,275  PetMed Express, Inc. (a)                                   44,289

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 83.5% (Continued)                        VALUE
--------------------------------------------------------------------------------

             HEALTH CARE - 14.2% (Continued)
      1,500  PRA International (a) (b)                             $    45,465
      7,500  Quidel Corp. (a) (b)                                       70,950
      1,978  Res-Care, Inc. (a) (b)                                     30,441
      2,500  Symmetry Medical, Inc. (a) (b)                             59,250
      4,400  TriZetto Group, Inc. (The) (a) (b)                         62,128
      6,000  ViaCell, Inc. (a) (b)                                      34,800
      2,800  Vital Images, Inc. (a)                                     62,328
      1,400  WellCare Health Plans, Inc. (a) (b)                        51,870
      3,000  Zygo Corp. (a) (b)                                         45,960
                                                                   -----------
                                                                     1,285,396
                                                                   -----------
             INDUSTRIALS - 10.5%
      5,855  ABX Air, Inc. (a) (b)                                      48,011
      1,172  Andersons , Inc. (The) (b)                                 34,316
      2,400  Blount International, Inc. (a) (b)                         42,336
      1,400  Compass Minerals International, Inc. (b)                   32,200
      2,500  Ducommun, Inc. (a) (b)                                     55,000
      1,600  Dynamex, Inc. (a) (b)                                      25,024
      1,800  First Advantage Corp. - Class A (a) (b)                    52,920
      1,500  Freightcar America, Inc. (b)                               61,170
      1,600  Genesee & Wyoming, Inc. - Class A (a)                      50,720
        600  Harsco Corp. (b)                                           39,342
      2,500  LaBarge, Inc. (a) (b)                                      32,300
      7,500  Leadis Technology, Inc. (a) (b)                            51,375
      2,700  LSI Industries, Inc.                                       51,300
      1,000  Old Dominion Freight Line, Inc. (a) (b)                    33,490
      2,200  Perini Corp. (a) (b)                                       40,040
      1,540  PICO Holdings, Inc. (a)                                    54,116
      2,300  Republic Airways Holdings, Inc. (a) (b)                    32,913
      2,400  SCS Transportation, Inc. (a) (b)                           37,704
      5,300  Source Interlink Cos., Inc. (a)                            58,618
      1,240  U.S. Xpress Enterprises, Inc. (a) (b)                      14,458
      1,900  Watson Wyatt & Co. Holdings                                51,205
      5,000  World Air Holdings, Inc. (a)                               53,000
                                                                   -----------
                                                                       951,558
                                                                   -----------
             INFORMATION TECHNOLOGY - 10.9%
      4,500  @Road, Inc. (a) (b)                                        20,655
      3,500  American Reprographics Co. (a)                             59,850
      1,218  Ansoft Corp. (a)                                           35,444
      1,852  Blackbaud, Inc. (b)                                        26,243
      1,400  Catapult Communications Corp. (a) (b)                      25,676
      7,000  Cogent Communications Group, Inc. (a) (b)                  34,160
      1,900  Covansys Corp. (a) (b)                                     30,324
      1,800  Digi International, Inc. (a) (b)                           19,314
      3,700  IXYS Corp. (a)                                             39,072
      2,500  JDA Software Group, Inc. (a)                               37,950
      2,900  LoJack Corp. (a)                                           61,306
      3,800  MEMC Electronic Materials, Inc. (a) (b)                    86,602
      7,200  Micromuse, Inc. (a)                                        56,736

 TFS MARKET NEUTRAL FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 83.5% (Continued)                        VALUE
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY - 10.9% (Continued)
      2,000  Moldflow Corp. (a) (b)                                $    31,840
      3,500  Ness Technologies, Inc. (a) (b)                            35,000
        400  Pomeroy IT Solutions, Inc. (a) (b)                          4,544
      4,300  Secure Computing Corp. (a)                                 48,805
      4,400  SonicWALL, Inc. (a) (b)                                    27,940
      1,000  SPSS, Inc. (a) (b)                                         24,000
      2,800  Synaptics, Inc. (a)                                        52,640
      5,500  Tier Technologies, Inc. - Class B (a) (b)                  47,575
      1,500  TNS, Inc. (a) (b)                                          36,375
      2,500  VeriFone Holdings, Inc. (a) (b)                            50,275
      3,300  Vignette Corp. (a)                                         52,503
      1,900  Virage Logic Corp. (a) (b)                                 14,725
      1,400  Volt Information Sciences, Inc. (a) (b)                    28,448
                                                                   -----------
                                                                       988,002
                                                                   -----------
             MATERIALS - 11.0%
      4,200  American Ecology Corp. (b)                                 82,404
        600  AptarGroup, Inc. (b)                                       29,886
      1,700  Astec Industries, Inc. (a)                                 48,263
      4,500  BlueLinx Holdings, Inc. (b)                                60,480
      2,200  Charles & Colvard Ltd.                                     54,912
      4,100  Columbus McKinnon Corp. (a) (b)                            97,006
      1,800  FMC Corp. (a) (b)                                         102,996
      5,300  Jorgensen (Earle M.) Co. (a) (b)                           50,509
        900  Lubrizol Corp. (The) (b)                                   38,997
      1,700  Material Sciences Corp. (a) (b)                            25,619
      2,900  Metals USA, Inc. (a)                                       59,334
      3,000  NL Industries, Inc.                                        56,370
      2,700  Olympic Steel, Inc. (a)                                    47,169
      2,000  Pioneer Cos., Inc. (a)                                     48,120
      1,500  Roanoke Electric Steel Corp.                               30,045
        800  Silgan Holdings, Inc. (b)                                  26,608
      5,000  U.S. Concrete, Inc. (a) (b)                                38,550
      1,100  Westlake Chemical Corp. (b)                                29,788
      6,000  Xerium Technologies, Inc. (b)                              68,880
                                                                   -----------
                                                                       995,936
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 2.8%
      4,000  Centennial Communications Corp. (a) (b)                    59,920
      3,000  D&E Communications, Inc. (b)                               27,210
      1,700  Golden Telecom, Inc.                                       53,669
      3,500  Intrado, Inc. (a)                                          63,105
      3,500  Valor Communications Group, Inc. (b)                       47,705
                                                                   -----------
                                                                       251,609
                                                                   -----------
             UTILITIES - 1.7%
        700  Crosstex Energy, Inc. (b)                                  44,772
      1,100  Energen Corp.                                              47,586
      2,200  UGI Corp. (b)                                              61,930
                                                                   -----------
                                                                       154,288
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $6,967,454)                 $ 7,559,980
                                                                   -----------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    CLOSED-END FUNDS - 10.4%                                 VALUE
--------------------------------------------------------------------------------
      3,300  Adams Express Co.                                     $    43,296
      1,700  AIM Select Real Estate Income Fund                         27,914
      3,500  Alliance World Dollar Government Fund II                   44,065
      1,900  Cohen & Steers REIT and Utility Income Fund, Inc.          41,686
      7,000  Dreyfus High Yield Strategies Fund                         29,680
      1,600  Dreyfus Strategic Municipal Bond Fund, Inc.                13,840
      1,600  Eaton Vance Short Duration Diversified Income Fund         26,944
      2,000  Eaton Vance Tax-Advantaged Dividend Income Fund            43,280
      2,400  Eaton Vance Tax-Advantaged Global Dividend Income Fund     48,048
      1,900  Eaton Vance Tax-Advantaged Global Dividend
               Opportunities Fund                                       44,498
      2,300  First Trust/Four Corners Senior Floating Rate Income
               Fund II                                                  40,043
      1,900  First Trust Value Line Dividend Fund                       28,291
      2,300  Floating Rate Income Strategies Fund, Inc.                 40,296
      5,600  High Income Opportunity Fund, Inc.                         35,224
      5,700  ING Prime Rate Trust                                       38,931
      2,300  John Hancock Tax-Advantaged Dividend Income Fund           40,779
      6,200  MFS Intermediate Income Trust                              40,176
      3,200  Nuveen Preferred and Convertible Income Fund 2             40,128
      2,600  Pioneer Tax Advantaged Balanced Fund                       33,176
      2,100  Salomon Brothers Capital and Income Fund, Inc.             37,380
      3,000  Salomon Brothers Emerging Markets Income Fund II, Inc.     40,770
      1,700  Tri-Continental Corp.                                      31,042
      5,000  Van Kampen Senior Income Trust                             39,700
      4,000  Western Asset/Claymore US Treasury Inflation
               Protected Securities Fund                                49,760
      3,200  Western Asset/Claymore US Treasury Inflation
               Protected Securities Fund 2                              39,200
                                                                   -----------

             TOTAL CLOSED-END FUNDS (Cost $951,527)                $   938,147
                                                                   -----------

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 6.3%                     VALUE
--------------------------------------------------------------------------------

             DIVERSIFIED - 1.1%
      1,300  Capital Automotive REIT                               $    50,323
      2,500  Digital Realty Trust, Inc. (b)                             45,000
                                                                   -----------
                                                                        95,323
                                                                   -----------
             HEALTHCARE - 0.4%
      2,500  OMEGA Healthcare Investors, Inc. (b)                       34,800
                                                                   -----------

             INDUSTRIAL/OFFICE - 2.1%
      1,400  BioMed Realty Trust, Inc. (b)                              34,720
      1,400  Corporate Office Properties Trust                          48,930
      1,100  EastGroup Properties, Inc.                                 48,125
        600  Parkway Properties, Inc. (b)                               28,152
        600  PS Business Parks, Inc.                                    27,480
                                                                   -----------
                                                                       187,407
                                                                   -----------
             LODGING/RESORT - 1.7%
      6,500  MeriStar Hospitality Corp. (a)                             59,345
      2,700  Strategic Hotel Capital, Inc. (b)                          49,302
      2,000  Sunstone Hotel Investors, Inc. (b)                         48,780
                                                                   -----------
                                                                       157,427
                                                                   -----------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 6.3% (Continued)         VALUE
--------------------------------------------------------------------------------

             MORTGAGE BACKED - 0.5%
      1,700  Newcastle Investment Corp.                            $    47,430
                                                                   -----------

             RESIDENTIAL - 0.5%
      1,100  Equity Lifestyle Properties, Inc.                          49,500
                                                                   -----------

             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $573,157)   $   571,887
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET SECURITIES - 3.8%                           VALUE
--------------------------------------------------------------------------------

    343,252  First American Treasury Obligation Fund - Class Y
               (Cost $343,252)                                     $   343,252
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 104.0% (Cost $8,835,390) $ 9,413,266

             LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0%)           (362,547)
                                                                   -----------

             TOTAL NET ASSETS - 100.0%                             $ 9,050,719
                                                                   ===========

     (a)  Non-income producing security.

     (b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to portfolio of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 65.3%                                    VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY - 15.3%
      1,600  4Kids Entertainment , Inc. (a)                        $    27,824
        600  Bandag, Inc.                                               25,716
      4,400  Blockbuster, Inc. - Class A                                20,900
      1,000  Blue Nile, Inc. (a)                                        31,640
      1,100  Build-A-Bear-Workshop, Inc. (a)                            24,530
      1,800  Cooper Tire & Rubber Co.                                   27,486
      1,800  Cox Radio, Inc. - Class A (a)                              27,360
      4,600  Dana Corp.                                                 43,286
      1,800  Digital Theater Systems, Inc. (DTS) (a)                    30,312
      1,400  Fairmont Hotels & Resorts, Inc.                            46,788
      1,700  Federal Signal Corp.                                       29,053
      1,100  Gaylord Entertainment Co. (a)                              52,415
      4,800  Hollinger International, Inc.                              47,040
      2,100  JAKKS Pacific, Inc. (a)                                    34,083
      1,000  Jos. A. Bank Clothiers, Inc. (a)                           43,220
      2,500  Journal Communications, Inc.                               37,250
      4,100  K2, Inc. (a)                                               46,740
      1,600  Landry's Restaurants, Inc.                                 46,880
      4,000  Leapfrog Enterprises, Inc. (a)                             59,080
      2,100  Learning Tree International, Inc. (a)                      27,720
      7,100  Mediacom Communications Corp. (a)                          52,398
      2,800  Monaco Coach Corp.                                         41,272
      4,993  Navarre Corp. (a)                                          28,909
      2,600  Netflix, Inc. (a)                                          67,574
      1,400  NuCo2, Inc. (a)                                            36,050
      1,500  Orient-Express Hotels Ltd.                                 42,630
        700  Oxford Industries, Inc.                                    31,584
      2,015  Priceline.com, Inc. (a)                                    38,930
      1,400  Resources Connection, Inc. (a)                             41,482
      2,400  Select Comfort Corp. (a)                                   47,952
      1,350  Shuffle Master, Inc. (a)                                   35,681
      1,800  Superior Industries International, Inc.                    38,736
      5,000  TiVo, Inc. (a)                                             27,450
      2,500  ValueVision Media, Inc. (a)                                28,375
      1,500  West Marine, Inc. (a)                                      22,170
        800  Winnebago Industries, Inc.                                 23,176
      1,900  WMS Industries, Inc. (a)                                   53,447
                                                                   -----------
                                                                     1,387,139
                                                                   -----------
             CONSUMER STAPLES - 5.1%
      3,900  AFC Enterprises, Inc. (a)                                  45,006
      2,000  American Greetings Corp. - Class A                         54,800
        900  American Italian Pasta Co. - Class A                        9,594
      3,900  Bradley Pharmaceuticals, Inc. (a)                          42,588
      4,940  Cal-Maine Foods, Inc.                                      31,122
     11,300  Krispy Kreme Doughnuts, Inc. (a)                           70,738
      1,200  Mobile Mini, Inc. (a)                                      52,020

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 65.3% (Continued)                        VALUE
--------------------------------------------------------------------------------

             CONSUMER STAPLES - 5.1% (Continued)
      1,200  Nash Finch Co.                                        $    50,628
      1,400  Peet's Coffee & Tea, Inc. (a)                              42,868
        900  Sanderson Farms, Inc.                                      33,444
      1,400  Sensient Technologies Corp.                                26,530
                                                                   -----------
                                                                       459,338
                                                                   -----------
             ENERGY - 1.4%
      1,400  Cabot Corp.                                                46,214
      6,200  Input/Output, Inc. (a)                                     49,476
      1,200  McMoRan Exploration Co. (a)                                23,328
        900  Tri-Valley Corp. (a)                                        8,955
                                                                   -----------
                                                                       127,973
                                                                   -----------
             FINANCIALS - 6.9%
      1,100  Accredited Home Lenders Holding Co. (a)                    38,676
        600  Affiliated Managers Group, Inc. (a)                        43,452
        900  AmerUs Group Co.                                           51,633
        500  Bear Stearns Cos., Inc.                                    54,875
      1,300  Boston Private Financial Holdings, Inc.                    34,502
      1,000  CoStar Group, Inc. (a)                                     46,720
      3,200  Direct General Corp.                                       63,136
      1,500  FTI Consulting, Inc. (a)                                   37,890
      1,500  Hilb Rogal and Hobbs Co. (HRH)                             55,980
      2,200  Irwin Financial Corp.                                      44,858
      3,500  Phoenix Cos., Inc.                                         42,700
      1,000  PrivateBancorp, Inc.                                       34,280
      1,200  Signature Bank (a)                                         32,388
      2,000  Umpqua Holdings Corp.                                      48,640
                                                                   -----------
                                                                       629,730
                                                                   -----------
             HEALTH CARE - 14.8%
      1,000  Amedisys, Inc. (a)                                         39,000
      1,100  American Healthways, Inc. (a)                              46,640
     11,078  Antigens, Inc. (a)                                         60,043
      1,100  ArthroCare Corp. (a)                                       44,242
      2,900  AtheroGenics, Inc. (a)                                     46,487
      7,858  BioLase Technology, Inc.                                   56,028
      5,000  BioMarin Pharmaceutical, Inc. (a)                          43,650
      6,000  Cell Genesys, Inc. (a)                                     32,880
      3,400  Conceptus, Inc. (a)                                        39,440
      4,951  CuraGen Corp. (a)                                          24,507
      1,600  Cyberonics, Inc. (a)                                       47,744
      8,900  Dendreon Corp. (a)                                         59,719
      1,995  Enzo Biochem, Inc. (a)                                     30,643
      2,300  First Horizon Pharmaceuticals Corp. (a)                    45,701
      2,600  Healthcare Services Group, Inc.                            50,050
      2,000  InterMune, Inc. (a)                                        33,100
      7,917  Introgen Therapeutics, Inc. (a)                            41,327
      2,000  Ista Pharmaceuticals, Inc. (a)                             13,280
        900  Kensey Nash Corp. (a)                                      27,594

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 65.3% (Continued)                        VALUE
--------------------------------------------------------------------------------

             HEALTH CARE - 14.8% (Continued)
      2,900  Merit Medical Systems, Inc. (a)                       $    51,446
      1,400  Nautilus, Inc.                                             30,898
      3,900  Northfield Laboratories, Inc. (a)                          50,310
      2,700  NPS Pharmaceuticals, Inc. (a)                              27,297
      5,800  OCA, Inc. (a)                                               8,700
      3,750  Option Care, Inc.                                          54,900
      1,700  Palomar Medical Technologies, Inc. (a)                     44,591
      1,111  Pharmacyclics, Inc. (a)                                    10,021
      2,000  Progenics Pharmaceuticals, Inc. (a)                        47,420
      3,200  PSS World Medical, Inc. (a)                                42,688
      2,600  Salix Pharmaceuticals Ltd. (a)                             55,250
        800  Sunrise Senior Living, Inc. (a)                            53,392
      2,000  Trimeris, Inc. (a)                                         30,680
      1,200  Ventana Medical Systems, Inc. (a)                          45,684
                                                                   -----------
                                                                     1,335,352
                                                                   -----------
             INDUSTRIALS - 5.1%
      2,000  DeVry, Inc. (a)                                            38,100
      2,900  Duratek, Inc. (a)                                          53,012
      1,800  Fleetwood Enterprises, Inc. (a)                            22,140
      1,000  Gehl Co. (a)                                               27,870
      2,500  General Cable Corp. (a)                                    42,000
      1,600  Hudson Highland Group, Inc. (a)                            39,952
      1,600  Insituform Technologies, Inc. - Class A (a)                27,664
      1,700  Lindsay Manufacturing Co.                                  37,417
        200  MAIR Holdings, Inc. (a)                                     1,166
      6,300  Mesa Air Group, Inc. (a)                                   51,975
      1,900  Pre-Paid Legal Services, Inc.                              73,530
      1,100  Trinity Industries, Inc.                                   44,539
                                                                   -----------
                                                                       459,365
                                                                   -----------
             INFORMATION TECHNOLOGY - 7.9%
      4,400  Aspen Technology, Inc.(a)                                  27,500
      4,200  eCollege.com, Inc.(a)                                      62,412
      2,200  Electro Scientific Industries, Inc.(a)                     49,192
      3,900  FalconStor Software, Inc. (a)                              23,634
      2,400  FARO Technologies, Inc.(a)                                 46,776
      1,400  Intergraph Corp. (a)                                       62,594
      7,600  iVillage, Inc. (a)                                         55,176
      6,100  Magma Design Automation, Inc. (a)                          49,532
     10,000  McDATA Corp. (a)                                           52,400
      7,700  Microtune, Inc. (a)                                        47,971
      4,000  Midway Games, Inc. (a)                                     60,760
      3,400  Multimedia Games, Inc. (a)                                 33,014
        553  Powerwave Technologies, Inc. (a)                            7,178
      1,200  SafeNet, Inc. (a)                                          43,572
      1,800  Sonic Solutions (a)                                        38,700
      1,000  Stratasys, Inc. (a)                                        29,700
      2,800  TeleTech Holdings, Inc. (a)                                28,056
                                                                   -----------
                                                                       718,167
                                                                   -----------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 65.3% (Continued)                        VALUE
--------------------------------------------------------------------------------

             MATERIALS - 7.6%
      5,300  AK Steel Holding Corp. (a)                            $    45,421
      1,600  Bowater, Inc.                                              45,232
      1,600  Cabot Microelectronics Corp. (a)                           47,008
      1,900  Century Aluminum Co. (a)                                   42,712
      1,000  Drew Industries, Inc. (a)                                  25,810
        400  Eagle Materials, Inc.                                      48,548
      1,050  Jarden Corp. (a)                                           43,123
      4,900  Medis Technologies Ltd. (a)                                87,955
      1,500  Neenah Paper, Inc.                                         43,950
      1,400  NOVA Chemicals Corp.                                       51,520
      2,400  Ryerson Tull, Inc.                                         51,120
      1,700  Shaw Group, Inc. (The) (a)                                 41,922
      4,000  Terra Industries, Inc. (a)                                 26,600
      1,200  USG Corp. (a)                                              82,464
                                                                   -----------
                                                                       683,385
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 0.5%
      4,400  MasTec, Inc. (a)                                           47,960
      1,605  REMEC, Inc.                                                 1,990
                                                                   -----------
                                                                        49,950
                                                                   -----------
             UTILITIES - 0.7%
      1,700  Duquesne Light Holdings, Inc.                              29,257
        800  Nicor, Inc.                                                33,624
                                                                   -----------
                                                                        62,881
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $5,739,699)                 $ 5,913,280
                                                                   -----------

================================================================================
   SHARES    CLOSED-END FUNDS - 0.8%                                  VALUE
--------------------------------------------------------------------------------

      1,900  Calamos Convertible and High Income Fund              $    31,141
      4,800  Cornerstone Strategic Value Fund, Inc.                     38,016
                                                                   -----------

             TOTAL CLOSED-END FUNDS (Cost $67,204)                 $    69,157
                                                                   -----------

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 0.4%                     VALUE
--------------------------------------------------------------------------------

             MORTGAGE BACKED - 0.4%
      1,000  Novastar Financial, Inc. (Cost $41,425)               $    32,990
                                                                   -----------

             TOTAL SECURITIES SOLD SHORT - 66.5%
               (Proceeds $5,848,328)                               $ 6,015,427
                                                                   ===========

     (a)  Non-income producing security.

 See accompanying notes to portfolio of investments.

TFS MARKET NEUTRAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

1. SECURITIES VALUATION

The TFS Market Neutral Fund's (the Fund) portfolio securities are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. The Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair-value pricing is used, the prices of the securities used to calculate the Fund's NAV may differ from quoted or published prices for the same securities.


2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2005:



     Cost of portfolio investments and securities sold short      $   3,012,988
                                                                 ===============

     Gross unrealized appreciation                                $   1,291,583
     Gross unrealized depreciation                                     (906,732)
                                                                 ---------------

     Net unrealized appreciation                                   $    384,851
                                                                 ===============




The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   TFS Capital Investment Trust
             --------------------------------------------------------------


By (Signature and Title)*    /s/ Larry S. Eiben
                           ------------------------------------------------

                           Larry S. Eiben, President

Date     November 23, 2005
      -------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Larry S. Eiben
                           ------------------------------------------------

                           Larry S. Eiben, President

Date     November 23, 2005
      -------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------------

                           Mark J. Seger, Treasurer

Date     November 23, 2005
      -------------------------------



* Print the name and title of each signing officer under his or her signature.